Accounts receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Accounts receivables, net
Subtotal	¥ 908,624	¥ 931,417
Allowance for doubt accounts:
Balance at beginning of the year	(16,259)	(60,665)
Write-offs	9,983	53,058
Provision	(13,128)	(8,652)
Balance at end of the year	(19,404)	(16,259)
Total	889,220	915,158	$ 127,157
Receivables for logistics and warehousing services rendered
Accounts receivables, net
Subtotal	255,400	289,862
Receivables from payment platform
Accounts receivables, net
Subtotal	215,538	130,460
Trade receivables
Accounts receivables, net
Subtotal	220,640	226,464
Others
Accounts receivables, net
Subtotal	¥ 217,046	¥ 284,631